SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        To reflect the changes in the structure of the internal organization in 2011, the Group combined the Russia Mobile and Russia Fixed segments. Prior period segment presentation has been retrospectively restated for this change. As a result, geographical areas of business activities are now used as a factor in identifying the following reportable segments.

        The Group operates primarily within two countries, Russia and Ukraine. The Group aligns its business into two reportable segments to effectively manage both the mobile and the fixed line operations as an integrated business and to respond to the demands of the Group's customers.

        The reportable segments consist of (1) Russia, which includes operations throughout the country, and provides a wide range of mobile and fixed line voice and data telecommunications services, including transmission, broadband, pay-TV and various value-added services, i.e. both mobile and fixed line services to customers across multiple regions and (2) Ukraine, which includes operations throughout the country, and currently provides mobile services.

        The "Other" category does not constitute either an operating segment or a reportable segment. Rather, it includes both the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Uzbekistan and Armenia, and corporate division.

        Other unallocated expenses such as interest (income)/expense, impairments and currency exchange and transaction loss/(gain) are shown for purposes of reconciling the Group's segment measure, net operating income, to the Group's consolidated total for each of the three years in the period ended December 31, 2011.

        The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

        Financial information by reportable segment is presented below:

	December 31,
	2011	2010	2009
Net operating revenues from external customers:
Russia	$10,597,310	$9,387,797	$8,064,474
Ukraine	1,099,537	1,050,639	1,025,374
Other	621,841	854,800	777,405

Total net operating revenues from external customers:	$12,318,688	$11,293,236	$9,867,253

Including revenue from mobile services	10,487,988	9,606,354	8,428,578
Including revenue from fixed line services	1,830,700	1,686,882	1,438,675

Intersegment operating revenues:
Russia	$34,968	$27,136	$10,342
Ukraine	43,020	22,191	23,377
Other	21,189	9,572	10,138

Total intersegment operating revenues:	$99,177	$58,899	$43,857

Depreciation and amortization expense:
Russia	$1,752,022	$1,418,727	$1,305,556
Ukraine	344,709	354,154	352,037
Other	238,473	227,615	186,581

Total depreciation and amortization expense	$2,335,204	$2,000,496	$1,844,174

Operating income:
Russia	$2,774,422	$2,673,617	$2,353,380
Ukraine	203,609	144,473	120,248
Other	(168,572)	(84,820)	82,257
Intercompany eliminations	(574)	1,289	—

Net operating income	$2,808,885	$2,734,559	$2,555,885

Net operating income	$2,808,885	$2,734,559	$2,555,885
Currency exchange and transaction loss (gain)	158,066	(20,238)	252,694
Interest income	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives	—	—	5,420
Impairment of investments	—	—	368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expense, net	6,571	66,924	23,254

Income before provision for income taxes and noncontrolling interest	$2,099,352	$2,065,631	$1,499,140

	2011	2010
Additions to long-lived assets:
Russia	$2,330,163	$2,538,926
Ukraine	140,354	117,548
Other	247,140	237,256

Total additions to long-lived assets	$2,717,657	$2,893,730

Long-lived assets(1):
Russia	$8,617,536	$8,207,457
Ukraine	915,292	1,130,459
Other	1,380,852	1,451,615

Total long-lived assets	$10,913,680	$10,789,531

Total assets:
Russia	$12,420,073	$11,358,159
Ukraine	1,244,543	1,454,415
Other	1,653,613	1,665,468

Total assets	$15,318,229	$14,478,042

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.